Putnam
International
New
Opportunities
Fund

SEMIANNUAL REPORT

March 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* According to Lipper Analytical Services, Putnam International New Opportunities Fund's class A share total return ranked 21 out of 278 (top 8%) of international funds for the 2-year period ended March 31, 1997.*

* "Putnam International New Opportunities Fund has put its
flexibility to good use. The fund has a wide variety of stocks in a multitude of countries. . . . The fund's performance has been a hit in its first two years. . . . This fund's flexible profile so far has led to some muscular returns."+

                            --  Morningstar Mutual Funds, January 17, 1997

CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

16 Financial statements

*Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. Their rankings vary over time and do not reflect the effects of sales charges. For the 1-year period ended 3/31/97, class A, class B, and class M shares ranked 75, 85, and 79, respectively, out of 354 funds. Class B and M shares were not ranked over longer periods. Past performance is not indicative of future results.

+Please see page 8 for fund performance and index comparison. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

* Karsh, Ottawa

Dear Shareholder:

From the established bourses of Western Europe to the emerging markets of Latin America and Southeast Asia, Putnam International New Opportunities Fund's managers continually seek out stocks of companies whose prospects meet or exceed a strict set of investment criteria. For shareholders, the result is a broadly diversified and actively managed portfolio representing ownership in some of the world's most dynamic companies.

Diversification beyond national boundaries is a matter of growing importance to U.S. investors as they become increasingly aware of the interdependent nature of the global economy. The concept of investing abroad is made all the more compelling when combined with active management employing a strict investment discipline.

Though past performance can never be taken as a guarantee of future results, in the two years since its introduction, your fund has compiled an enviable record. In the following report, your fund's management team discusses performance so far in fiscal 1997 and looks at prospects for the remainder of the year.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 21, 1997



Report from the Fund Managers
Robert J. Swift, lead manager
Kelly Morgan, Thomas R. Haslett
Ami Kuan Danoff

It is gratifying to report that Putnam International New Opportunities Fund's record of outpacing selected emerging market and developed market indexes has continued through its most recent semiannual period. For the six months ended March 31, 1997, your fund's class A shares gained 8.42% at net asset value and 2.21% at public offering price. Over the same period, the Morgan Stanley Capital International EAFE Index, representing established markets in Europe, Australia, and the Far East, was flat at 0.0%, while the MSCI Emerging Markets Index rose 6.99%. For performance of other share classes and over longer periods, please turn to page 8 of this report.

As we have noted in past reports, the long-term goal of your fund is to outpace established markets while sustaining less volatility than emerging markets. A glance at historical performance shows that the fund is indeed performing as we intended. And for the coming months and years, we believe your fund is exceptionally well positioned to take advantage of exciting, changing growth opportunities in diverse international markets.

* LATIN AMERICAN HOLDINGS ENJOY STRONG REVENUE, EARNINGS GROWTH

While we invest in stocks of companies we believe offer growth potential regardless of overall business conditions, a favorable economic environment certainly bolsters corporate performance. Many fund holdings operating in the emerging markets of Latin America received a boost from strong gross domestic product (GDP) growth, sustained inflows of capital, and continued political support for reform. In particular, Brazil has had an exceptionally strong stock market, catalyzed in part by massive privatization in the electricity and telecommunications sectors. We believe that such positive conditions may well persist over the coming months.

Many fast-growing Latin American companies are found in the banking and finance sector. Your fund's portfolio includes Argentina's Banco De Galicia and Banco Frances, both highly attractive banking companies. Chile's Banco Santander has an excellent management and is benefiting from structural changes in Chile's banking system. While these portfolio holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Several of the region's other economic sectors -- notably telecommunications, food and beverage, and infrastructure -- harbor companies that are expanding their revenues and earnings at rapid paces. Mexico's Cemex continues to gain from the recovery in construction in that country. Multicanal Participacoes is a leading Brazilian telecommunications company, which we believe is well positioned for ongoing growth in the coming years. Mexico's Panamerican Beverages has long dominated the country's beverage bottling industry and also has a large market share throughout Central and South America.

* MANY ASIAN COMPANIES -- IN EMERGING AND DEVELOPED COUNTRIES -- EXPANDING
  RAPIDLY

Despite Japan's well-publicized economic problems, we believe that a number of Japanese companies -- particularly those with strong overseas operations and market share -- are very attractive. Rohm makes specialized electronic components and semiconductors, mostly used in consumer products. The company already has production plants in Brazil, South Korea, and the United States and is further expanding its overseas operations. Another fund holding, Sankyo, manufactures pharmaceuticals, selling therapeutic treatments through subsidiaries in the United States, India, Taiwan, and Thailand.

[GRAPHIC OMITTED: horizontal bar chart REGIONAL BREAKDOWN]

REGIONAL BREAKDOWN*

Europe             40.2%

Asia               40.1%

Latin America      11.2%

North America       6.3%

Other               2.2%

Footnote reads:
*Based on net assets as of 3/31/97. Holdings will vary over time.



In sharp contrast to Japan, Hong Kong has had a buoyant stock market in recent months, as investors concluded that the turnover of power to China in July 1997 will be relatively smooth. Hong Kong companies that are positioned to benefit from closer ties with the mainland have been particularly robust; building company New World Infrastructure, insurance firm National Mutual Asia, and communications concern Television Broadcasts Ltd. are all, we believe, capable of profiting from China's ongoing development. Hong Kong also has a number of successful high-technology companies, including fund holding Varitronix -- a manufacturer of liquid crystal display screens for computers and television sets.

* WESTERN EUROPE'S HIGH-GROWTH COMPANIES CONTRIBUTE TO FUND PERFORMANCE

The developed markets of Western Europe have been quite strong over the semiannual period, led by many of the companies in your fund's portfolio. The region's pharmaceutical and medical technology sector boasts many high growth firms. The United Kingdom's SmithKline Beecham is a profitable pharmaceutical concern, producing 2 of the world's top 10 therapeutic drugs. Sweden's Astra AB, too, has a number of leading pharmaceuticals, as does Switzerland's Roche Holdings and the newly formed Novartis. Germany's Fresenius Medical Care, much smaller than these other pharmaceutical companies, is a fast-growing organization serving the important kidney dialysis equipment niche.

We also anticipate strong prospects for a number of advanced communications companies in Europe. Sweden's Ericsson is a globally competitive provider of both wired and mobile telecommunications equipment. Ericsson has over 13 million mobile-telephone subscribers in more than 64 countries. The U.K.'s Vodafone is another leading cellular telephone company, with a number of promising initiatives -- most importantly a 48-satellite global telecommunications service. We are upbeat about prospects for an Italian company, Telecom Italia Mobile, also in the thriving telecommunications sector.

Elsewhere in Europe, your fund has participated in the investor enthusiasm for shares of consumer products firms, including Germany's Adidas, which has been an exceptional performer since its initial public offering (IPO) in 1996. Finally, your fund owns shares in Dixons, a U.K.-based retailer of electronics goods and other home appliances.



[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Panamerican Beverages (Mexico)
Food and beverage

Portugal Telecom (Portugal)
Telecommunications

Vodafone Group (United Kingdom)
Telecommunications

SmithKline Beecham (United Kingdom)
Pharmaceuticals

Ericsson (Sweden)
Telecommunications equipment

SGS-Thomson Microelectronics (France)
Semiconductors

Tokyo Electron Ltd (Japan)
Semiconductors

Advantest (Japan)
Semiconductors

Oy Nokia (Finland)
Telecommunications equipment

Disco (Argentina)
Retail

These holdings represent 19.1% of the fund's net assets as of 3/31/97. Portfolio holdings will vary over time.

* OUTLOOK APPEARS QUITE POSITIVE FOR FUND HOLDINGS

We are very optimistic about the outlook for carefully selected international high-growth companies. In emerging markets, companies operating in lucrative industries are experiencing rapid revenue and earnings gains and may well continue to thrive in the months ahead. In developed markets, companies in more advanced industries appear poised for continued growth as well. In short, we look forward to the coming months, which may once again remind investors about the importance -- and potential rewards -- of international diversification.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/97, there is no guarantee the fund will continue to hold these securities in the future. International investing involves risks including political developments, economic instability, and currency fluctuations. Investing in emerging markets may involve added risks.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam International New Opportunities Fund is designed for investors seeking long-term capital appreciation primarily through common stocks of international companies.

TOTAL RETURN FOR PERIODS ENDED 3/31/97

                               Class A          Class B         Class M
(inception date)              (1/3/95)        (7/21/95)       (7/21/95)
                              NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
6 months                     8.42%   2.21%   8.03%   3.03%   8.13%   4.36%
------------------------------------------------------------------------------
1 year                      14.80    8.23   14.02    9.02   14.21   10.22
------------------------------------------------------------------------------
Life of fund                49.31   40.70   22.45   18.45   22.90   18.62
Annual average              19.60   16.47   12.65   10.47   12.90   10.57
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/97

                                                             MSCI
                                              MSCI         Emerging
                                              EAFE         Markets
                                             Index          Index
------------------------------------------------------------------------------
6 months                                     0.00%          6.99%
------------------------------------------------------------------------------
1 year                                       1.45           9.46
------------------------------------------------------------------------------
Life of class A                             16.09           4.03
Annual average                               6.86           1.78
------------------------------------------------------------------------------
Life of class B and class M                  6.51           9.65
Annual average                               3.86           5.68
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Performance data reflect an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/97

                           Class A      Class B    Class M
------------------------------------------------------------------------------
Distributions (number)       1             1          1
------------------------------------------------------------------------------
Income                    $0.039        $0.000     $0.004
------------------------------------------------------------------------------
Capital gain
------------------------------------------------------------------------------
Long-term                     --           --          --
------------------------------------------------------------------------------
Short-term                 0.002        0.002       0.002
------------------------------------------------------------------------------
  Total                   $0.041       $0.002      $0.006
------------------------------------------------------------------------------
Share value:            NAV     POP      NAV      NAV     POP
------------------------------------------------------------------------------
9/30/96               $11.69  $12.40   $11.61   $11.64   $12.06
------------------------------------------------------------------------------
3/31/97                12.63   13.40    12.54    12.58    13.04
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Morgan Stanley Capital International Emerging Markets Index* is an unmanaged list of 1,100 securities representing 20 emerging markets, with values expressed in U.S. dollars.

Europe, Australia and the Far East (EAFE)* component of the Morgan Stanley Capital International World Index is an unmanaged list of international equity securities, excluding the U.S. with all values expressed in U.S. dollars.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.





Portfolio of investments owned
March 31, 1997 (Unaudited)

COMMON STOCKS  (96.2%) *
NUMBER OF SHARES                                                                                       VALUE

Aerospace and Defense  (0.5%)
------------------------------------------------------------------------------------------------------------
        617,000  Smiths Industries PLC (United Kingdom)                                       $    8,059,624

Automotive  (3.1%)
------------------------------------------------------------------------------------------------------------
          6,197  Bayerische Motoren Werke (BMW) AG (Germany) +                                     4,991,617
      1,416,000  Edaran Otomobil Nasional Berhad (Malaysia)                                       14,281,104
      2,478,000  Perusahaan Otomobil Nasional Berhad (Malaysia)                                   15,694,933
        660,000  Tata Engineering & Locomotive Co, Ltd. 144A GDR
                   (India) +                                                                       7,342,500
      1,575,000  UMW Holdings Berhad (Malaysia) +                                                  8,704,817
                                                                                              --------------
                                                                                                  51,014,971

Banks & Finance  (9.8%)
------------------------------------------------------------------------------------------------------------
        188,000  Banco de A. Edwards ADR (Chile)                                                   3,948,000
        198,000  Banco de Bilbao Vizcaya (Spain)                                                  11,977,994
        486,500  Banco De Galicia y Buenos Aires Class B ADR (Argentina)                          11,858,438
        417,000  Banco Frances del Rio de la Plata ADR (Argentina)                                12,510,000
        532,000  Banco Santander Chile ADR (Chile) +                                               8,911,000
        160,200  Equitable Banking Corp. (Philippines) +                                             723,759
      2,874,000  Guoco Group Ltd. (Hong Kong)                                                     14,205,689
      2,039,000  Hong Leong Finance Ltd. (Singapore) +                                             6,862,562
      5,102,000  Industrial Finance Corp. of Thailand (The) (Thailand)                            13,566,013
        115,650  Mapfre Vida Seguros (Spain)                                                       7,379,481
      3,091,000  Overseas Union Bank Ltd. (Singapore) +                                           21,298,788
        685,000  Philippine Commercial International (Philippines) +                              10,142,368
     11,057,000  PT Bank International Indonesia (Indonesia) +                                     8,407,994
        750,000  State Bank of India 144A GDR (India) +                                           14,812,500
        268,190  Takefuji Corp. (Japan)                                                           12,192,433
                                                                                              --------------
                                                                                                 158,797,019

Building and Construction  (0.5%)
------------------------------------------------------------------------------------------------------------
        140,500  IHC Caland N.V. (Netherlands) +                                                   7,494,730

Business Services  (1.7%)
------------------------------------------------------------------------------------------------------------
      2,650,000  Reuters Holdings PLC (United Kingdom)                                            26,901,740

Carbon Products  (0.9%)
------------------------------------------------------------------------------------------------------------
        108,500  SGL Carbon AG (Germany) +                                                        14,824,881

Communications  (11.7%)
------------------------------------------------------------------------------------------------------------
        918,000  Advanced Info Service Public Co., Ltd. (Thailand)                                 7,853,411
      2,219,200  Korea Mobile Telecommunications ADR (South Korea)                                22,746,800
        437,402  Multicanal Participacoes S.A. ADR (Brazil) +                                      6,068,953
        948,700  Portugal Telecom S.A. (Portugal) +                                               35,152,675
        543,600  PT Pasifik Satelit Nusantara ADR (Indonesia) +                                    7,474,500
        408,400  PT Telekomunikasi Indonesia ADR (Indonesia) +                                    12,303,050
        167,500  Telecom Argentina S.A. ADR (Argentina)                                            7,705,000
      6,338,400  Telecom Italia Mobile SPA (Italy) +                                              18,196,482
        715,000  Telefonica del Peru S.A. ADR (Peru)                                              15,908,750
        108,218  Telemig (Telecomunicacoes De Minas Gerais) (Brazil) +                            14,643,360
        339,000  Videsh Sanchar Nigam Ltd. 144A (India)                                            5,254,500
      7,570,300  Vodafone Group PLC (United Kingdom)                                              34,576,588
                                                                                              --------------
                                                                                                 187,884,069

Computer Services  (1.9%)
------------------------------------------------------------------------------------------------------------
        630,000  Getronics Electric N.V. (Netherlands)                                            20,458,901
        397,000  SEMA Group PLC (United Kingdom) +                                                 8,952,350
                                                                                              --------------
                                                                                                  29,411,251

Computer Software  (4.4%)
------------------------------------------------------------------------------------------------------------
        296,000  Baan Co., N.V. (Netherlands) +                                                   13,630,750
        303,000  Baan Co., N.V. (Netherlands) +                                                   13,521,375
      1,106,000  JBA Holdings PLC (United Kingdom)                                                13,204,755
        462,000  SGS-Thomson Microelectronics ADR (France) +                                      30,549,750
                                                                                              --------------
                                                                                                  70,906,630

Conglomerates  (0.4%)
------------------------------------------------------------------------------------------------------------
      1,805,000  Wharf (Holdings) Ltd. (Hong Kong)                                                 6,906,828

Consumer Products & Services  (5.2%)
------------------------------------------------------------------------------------------------------------
        375,900  Adidas AG 144A (Germany) +                                                       20,392,575
        901,000  Bulgari SPA (Italy) +                                                            17,217,187
      1,329,500  Compass Group PLC (United Kingdom)                                               14,335,999
        264,800  Gucci Group (Netherlands)                                                        19,098,700
      1,720,000  Sampoerna Ind. (Indonesia) +                                                      8,062,565
         46,019  Securicor PLC (United Kingdom)                                                      221,130
      1,206,000  Siam Makro Public Co. Ltd. (Thailand)                                             4,600,925
                                                                                              --------------
                                                                                                  83,929,081

Electronics   (2.6%)
------------------------------------------------------------------------------------------------------------
        143,000  Keyence Corp (Japan)                                                             16,310,476
      2,231,000  NEC Corp. (Japan)                                                                25,266,151
                                                                                              --------------
                                                                                                  41,576,627

Food and Beverages  (5.1%)
------------------------------------------------------------------------------------------------------------
        392,824  Coca-Cola Amatil Ltd. (Australia)                                                 3,742,087
      4,000,000  Fomento Economico Mexicano S.A. de C.V. Class B
                   (Mexico) +                                                                     17,722,159
        102,800  Nutricia Verenigde Bedrijven N.V. (Netherlands) +                                15,870,954
      1,346,000  Panamerican Beverages Inc. Class A (Mexico)                                      36,089,625
        750,000  PizzaExpress PLC (United Kingdom)                                                 8,972,850
                                                                                              --------------
                                                                                                  82,397,675

Infrastructure  (6.3%)
------------------------------------------------------------------------------------------------------------
      4,178,000  Cemex S.A. (Mexico)                                                              15,315,636
        133,000  Centrais Eletricas de Santa Catarina S.A. 144A (Brazil) +                        16,259,250
      6,824,000  Cosco Pacific Ltd. (Hong Kong)                                                    8,982,887
      1,600,000  Lingaran Trans Kota Holdings Berhad (Malaysia) +                                  3,550,105
      5,407,600  New World Infrastructure Ltd. (Hong Kong) +                                      15,492,956
        900,082  Sasol Ltd. (South Africa)                                                         9,624,095
      1,284,500  Siebe PLC (United Kingdom)                                                       21,624,044
      2,087,000  YTL Corp. Berhad (Malaysia)                                                      10,861,021
                                                                                              --------------
                                                                                                 101,709,994

Insurance  (4.8%)
------------------------------------------------------------------------------------------------------------
      2,753,750  Malaysian Assurance Alliance Berhad (Malaysia) +                                 15,886,165
      2,155,000  MNI Holdings Berhad (Malaysia)                                                   11,214,902
     23,382,000  National Mutual Asia Ltd. (Hong Kong)                                            24,442,377
      1,123,700  QBE Insurance Group Ltd. (Australia)                                              5,798,380
        650,000  Skandia Forsakrings AB (Sweden)                                                  20,383,305
                                                                                              --------------
                                                                                                  77,725,129

Leisure & Media  (3.8%)
------------------------------------------------------------------------------------------------------------
         68,000  Canal Plus ADR (France) +                                                        13,325,302
        187,000  Investec Consultadoria Intl (Portugal) +                                          6,768,127
      7,042,000  Magnum Corp. Berhad (Malaysia)                                                   13,352,187
      2,974,000  Tanjong PLC (Malaysia)                                                           11,817,775
      3,762,000  Television Broadcasts Ltd. (Hong Kong) +                                         15,293,472
                                                                                              --------------
                                                                                                  60,556,863

Metals and Mining  (0.7%)
------------------------------------------------------------------------------------------------------------
         28,700  CIA Tecidos Norte de Minas (Brazil) +                                            11,474,587

Office Equipment  (0.5%)
------------------------------------------------------------------------------------------------------------
         44,000  Guilbert S.A. (France) +                                                          8,185,684

Oil and Gas  (3.5%)
------------------------------------------------------------------------------------------------------------
        297,600  Total Corp. ADR Class B (France) +                                               25,673,537
      2,120,000  Woodside Petroleum Ltd. (Australia)                                              15,641,461
        600,000  YPF S.A. ADR (Argentina)                                                         15,900,000
                                                                                              --------------
                                                                                                  57,214,998
Pharmaceuticals & Medical Technology  (9.1%)
------------------------------------------------------------------------------------------------------------
        246,000  Astra AB (Sweden) +                                                              11,839,415
        210,700  Fresenius Medical Care AG (Germany) +                                            20,101,987
         13,000  Novartis AG (Switzerland) +                                                      16,028,996
          2,310  Roche Holdings AG (Switzerland)                                                  19,846,704
        854,000  Sankyo Co., Ltd. (Japan)                                                         23,557,203
      2,119,000  Smithkline Beecham PLC (United Kingdom)                                          31,380,695
      1,064,000  Taisho Pharmaceutical Co. (Japan)                                                24,874,305
                                                                                              --------------
                                                                                                 147,629,305

Real Estate  (0.5%)
------------------------------------------------------------------------------------------------------------
     24,486,000  Belle Corp. (Philippines) +                                                       7,808,747
     18,588,000  Fil-Estate Land, Inc. (Philippines)                                               7,233,371
                                                                                              --------------
                                                                                                  15,042,118

Retail  (4.8%)
------------------------------------------------------------------------------------------------------------
        802,300  Argos PLC (United Kingdom)                                                        8,901,198
        840,000  Disco S.A. ADR (Argentina) +                                                     27,405,000
      1,296,400  Dixons Group PLC (United Kingdom)                                                11,278,939
      2,753,000  KFC Holdings Berhad (Malaysia) +                                                 12,883,169
        221,500  Santa Isabel S.A. ADR (Chile) +                                                   5,731,313
        201,000  Seven-Eleven Japan (Japan)                                                       12,227,154
                                                                                              --------------
                                                                                                  78,426,773

Semiconductors  (7.4%)
------------------------------------------------------------------------------------------------------------
         55,000  ASM Lithography Holding N.V. (Netherlands) +                                      4,269,059
        221,900  ASM Lithography Holding N.V. 144A (Netherlands) +                                17,223,712
        556,600  Advantest Corp. (Japan)                                                          28,095,662
      1,637,000  Nikon Corp. (Japan)                                                              21,452,365
        280,000  Rohm Co. Ltd. (Japan)                                                            20,656,882
        863,500  Tokyo Electron Ltd. (Japan)                                                      28,638,989
                                                                                              --------------
                                                                                                 120,336,669

Technology  (1.8%)
------------------------------------------------------------------------------------------------------------
         80,000  Barco N.V. (Belgium) +                                                           13,796,303
      4,773,000  Varitronix International Ltd. (Hong Kong)                                         7,268,590
      3,143,000  Venture Manufacturing Ltd. (Singapore) +                                          7,705,139
                                                                                              --------------
                                                                                                  28,770,032

Telecommunication Equipment  (5.2%)
------------------------------------------------------------------------------------------------------------
        870,000  Ericsson LM Class B (Sweden) +                                                   30,556,141
        224,100  Northern Telecom Ltd. (Canada) +                                                 14,618,385
      2,304,000  Oki Electric Industry Co. Ltd. (Japan)                                           11,014,922
        458,700  Oy Nokia AB Class A (Finland)                                                    27,467,892
                                                                                              --------------
                                                                                                  83,657,340
                                                                                              --------------
                 Total Common Stocks  (cost $1,441,329,606)                                    1,560,834,618

PREFERRED STOCKS  (1.4%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
      1,909,100  Banco Bradesco BRC .1815 NPV (No Par Value) pfd. (Brazil)                    $   15,751,650
         36,050  Eletropaulo-Eletricidade de Sao Paulo S.A. Class B,
                   (Brazil) +                                                                      6,900,660
                                                                                              --------------
                 Total Preferred Stocks   (cost $19,080,869)                                  $   22,652,310

CONVERTIBLE BONDS AND NOTES  (0.6%) * (cost $11,289,811)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $10,900,000  Bangkok Bank Public Co. 144A cv. sub. 3 1/4s, 2004 (Thailand)                $   10,137,000

SHORT-TERM INVESTMENTS  (1.2%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $13,554,000  Metlife Funding Inc. effective yield of 5.3%, May 5, 1997                    $   13,442,254
      2,300,000  National Rural Utilities Corporate Finance Corp.
                   effective yield of 5.65%, April 2, 1997                                         2,297,112
      2,000,000  Interest in $803,250,000 joint repurchase agreement
                   March 31, 1997 with UBS Securities due April 1, 1997,
                   with year with respect to various U.S. Treasury
                   obligations -- maturity value of $2,000,356 for an
                   effective yield of 6.40%                                                        2,000,356
                                                                                              --------------
                 Total Short-Term Investments   (cost $17,739,722)                            $   17,739,722
------------------------------------------------------------------------------------------------------------
                 Total Investments  (cost $1,489,440,008) ***                                 $1,611,363,650
------------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $1,623,155,884.

*** The aggregate identified cost on a tax basis is $1,491,522,440, resulting in gross unrealized appreciation and depreciation of $2,082,406 and $121,923,616, respectively, or net unrealized appreciation of $119,841,210.

+   Non-income-producing security.

    144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
    Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    ADR, or GDR after the name of a foreign holding stands for American Depository Receipts, or Global Depository
    Receipts respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

    Distribution of investments by country of issue at March 31, 1997: (as percentage of Market Value)

    Argentina          4.7%          Netherlands          6.9
    Australia          1.6          Peru                  1.0
    Brazil             4.4          Philippines           1.6
    Chile              1.1          Portugal              2.6
    France             4.8          Singapore             2.2
    Germany            3.7          South Korea           1.4
    Hong Kong          5.3          Spain                 1.2
    India              1.7          Sweden                3.9
    Indonesia          2.3          Switzerland           2.2
    Italy              2.2          Thailand              2.2
    Japan             15.6          United Kingdom       12.1
    Malaysia           7.3          United States         1.2
    Mexico             4.3          Other                 2.5
                                    Total                 100%


----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at March 31, 1997
(aggregate face value $89,162,575)
                                                                             Unrealized
                                  Market     Aggregate Face    Delivery     Appreciation/
                                  Value          Value           Date      (Depreciation)
----------------------------------------------------------------------------------------
Japanese Yen                   $ 26,148,408   $ 26,808,491     4/16/97        $  660,083
Japanese Yen                     62,398,665     62,354,084     5/12/97           (44,581)
----------------------------------------------------------------------------------------
                                                                              $  615,502
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,489,440,008) (Note 1)                                             1,611,363,650
---------------------------------------------------------------------------------------------------
Cash                                                                                      8,636,215
---------------------------------------------------------------------------------------------------
Foreign currency (cost $1,574,269)                                                        1,537,966
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                         2,055,632
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   10,878,284
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           12,855,769
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                              615,502
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    5,632
---------------------------------------------------------------------------------------------------
Total assets                                                                          1,647,948,650

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         14,081,581
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                4,150,893
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              4,226,874
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  770,451
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                11,136
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  5,768
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    1,261,544
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    6,425
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      278,094
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        24,792,766
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,623,155,884

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $1,458,979,180
---------------------------------------------------------------------------------------------------
Distributions in excess net investment income (Note 1)                                   (6,935,299)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment and
foreign currency transactions (Note 1)                                                   48,598,219
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                            122,513,784
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $1,623,155,884

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($692,210,265 divided by 54,805,170 shares)                                                  $12.63
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.63)*                                      $13.40
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($856,331,914 divided by 68,294,596 shares)**                                                $12.54
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($74,613,705 divided by 5,930,271 shares)                                                    $12.58
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.58)*                                      $13.04
---------------------------------------------------------------------------------------------------

*  On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $434,129)                                            $  5,868,757
--------------------------------------------------------------------------------------------------
Interest                                                                                 2,581,225
--------------------------------------------------------------------------------------------------
Total investment income                                                                  8,449,982

Expenses:
Compensation of Manager (Note 2)                                                         7,759,946
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           2,228,579
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           30,330
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            13,715
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      755,378
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    3,571,524
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      240,859
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                 424
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     75,611
--------------------------------------------------------------------------------------------------
Registration fees                                                                           80,009
--------------------------------------------------------------------------------------------------
Auditing                                                                                    21,323
--------------------------------------------------------------------------------------------------
Legal                                                                                       10,686
--------------------------------------------------------------------------------------------------
Postage                                                                                    123,459
--------------------------------------------------------------------------------------------------
Other                                                                                      214,858
--------------------------------------------------------------------------------------------------
Total expenses                                                                          15,126,701
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (460,562)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            14,666,139
--------------------------------------------------------------------------------------------------
Net investment loss                                                                     (6,216,157)
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        57,106,677
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions                                          (4,587)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                       590,149
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            55,862,285
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                113,554,524
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $107,338,367
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                  Six months ended          Year ended
                                                                                          March 31        September 30
                                                                                              1997*               1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                  $   (6,216,157)     $    (354,310)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                            57,102,090         (8,283,598)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                             56,452,434         65,895,299
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    107,338,367         57,257,391
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                                (1,892,656)          (104,544)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                        --            (35,744)
----------------------------------------------------------------------------------------------------------------------
  Class M                                                                                   (20,814)            (6,345)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
  Class A                                                                                   (97,836)           (17,396)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                  (115,550)           (14,314)
----------------------------------------------------------------------------------------------------------------------
  Class M                                                                                   (10,409)            (1,813)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       393,248,183      1,044,179,897
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            498,449,285      1,101,257,132

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   1,124,706,599         23,449,467
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income and undistributed net investment
income of $6,935,299 and $1,194,327, respectively)                                   $1,623,155,884     $1,124,706,599
----------------------------------------------------------------------------------------------------------------------
nn* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------------
                                                       Six months
                                                            ended                    For the period
Per-share                                                March 31       Year ended     Jan. 3, 1995+
operating performance                                  (Unaudited)    September 30      to Sept. 30
----------------------------------------------------------------------------------------------------------
                                                             1997             1996             1995
----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                        $11.69           $10.29            $8.50
----------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 (.03)             .04              .02
----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                          1.01             1.37             1.77
----------------------------------------------------------------------------------------------------------
Total from
investment operations                                         .98             1.41             1.79
----------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------
From net
investment income                                            (.04)            (.01)              --
----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                 -- (f)           --               --
----------------------------------------------------------------------------------------------------------
Total distributions                                          (.04)            (.01)              --
----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                              $12.63           $11.69           $10.29
----------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                                    8.42 *          13.76            21.06 *
----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                           $692,210         $499,396          $15,137
----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                                     .89 *           1.95             1.23 *
----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                    (.25)*            .34              .86 *
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                      61.83 *          24.69             9.24 *
----------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                              $.0160           $.0190
----------------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per share for each share class for periods ended September 30, 1996 and 1995, respectively.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(e) Average commission rate paid is required for fiscal periods beginning on or after September 1, 1995.

(f) For the year ended September 30, 1996 and the period ended March 31, 1997 per share distributions from net realized gains on investments were less than $.01 per share for each share class.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------
                                                      Six months
                                                           ended                    For the period
Per-share                                               March 31       Year ended    July 21, 1995+
operating performance                                 (Unaudited)    September 30      to Sept. 30
---------------------------------------------------------------------------------------------------------
                                                            1997             1996             1995
---------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                       $11.61           $10.28           $10.25
---------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                                (.08)            (.05)            (.01)
---------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                         1.01             1.39              .04
---------------------------------------------------------------------------------------------------------
Total from
investment operations                                        .93             1.34              .03
---------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------
From net
investment income                                             --             (.01)              --
---------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                -- (f)           --               --
---------------------------------------------------------------------------------------------------------
Total distributions                                           --             (.01)              --
---------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                             $12.54           $11.61           $10.28
---------------------------------------------------------------------------------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                                   8.03 *          13.02              .29 *
---------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                          $856,332         $573,129           $7,053
---------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                                   1.26 *           2.72              .83 *
---------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                   (.62)*           (.43)            (.20)*
---------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                     61.83 *          24.69             9.24 *
---------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                             $.0160           $.0190
---------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per share for each share class for periods ended September 30, 1996 and 1995, respectively.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(e) Average commission rate paid is required for fiscal periods beginning on or after September 1, 1995.

(f) For the year ended September 30, 1996 and the period ended March 31, 1997 per share distributions from net realized gains on investments were less than $.01 per share for each share class.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------
                                                         Six months
                                                              ended                    For the period
Per-share                                                  March 31       Year ended    July 21, 1955+
operating performance                                    (Unaudited)    September 30      to Sept. 30
------------------------------------------------------------------------------------------------------------
                                                               1997             1996             1995
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                          $11.64           $10.29           $10.25
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                   (.05)            (.02)              --
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                             .99             1.38              .04
------------------------------------------------------------------------------------------------------------
Total from
investment operations                                           .94             1.36              .04
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                                                --             (.01)              --
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                   -- (f)           --               --
------------------------------------------------------------------------------------------------------------
Total distributions                                              --             (.01)              --
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                $12.58           $11.64           $10.29
------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                                      8.13 *          13.22              .39 *
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                              $74,614          $52,182           $1,259
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                                      1.14 *           2.46              .79 *
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                      (.49)*           (.17)            (.15)*
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                        61.83 *          24.69             9.24 *
------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                $.0160           $.0190
------------------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per share for each share class for periods ended September 30, 1996 and 1995, respectively.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(e) Average commission rate paid is required for fiscal periods beginning on or after September 1, 1995.

(f) For the year ended September 30, 1996 and the period ended March 31, 1997 per share distributions from net realized gains on investments were less than $.01 per share for each share class.




Notes to financial statements
March 31, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam International New Opportunities Fund (the "fund") is one of a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in common stocks that offer potential for capital appreciation and are principally traded in security markets outside the United States.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.20% of the first $500 million of average net assets, 1.10% of the next $500 million, 1.05% of the next $500 million, 1.00% of the next $5 billion, 0.975% of the next $5 billion, 0.955% of the next $5 billion, 0.94% of the next $5 billion, and 0.93% thereafter.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1997, fund expenses were reduced by $460,562 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $2,320 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended March 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $847,088 and $47,016 from the sale of class A and class M shares, respectively and $451,260 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $19,319 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended March 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $1,225,544,235 and $806,163,087, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                         March 31, 1997
------------------------------------------------------------
Class A                            Shares           Amount
------------------------------------------------------------
Shares sold                      33,897,181      415,637,415
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       154,871        1,833,651
------------------------------------------------------------
                                 34,052,052      417,471,066

Shares
repurchased                     (21,965,274)    (271,248,921)
------------------------------------------------------------
Net increase                     12,086,778      146,222,145
------------------------------------------------------------

                                         Year ended
                                      September 30, 1996
------------------------------------------------------------
Class A                            Shares           Amount
------------------------------------------------------------
Shares sold                      50,877,661      566,106,489
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        10,430          106,273
------------------------------------------------------------
                                 50,888,091      566,212,762

Shares
repurchased                      (9,640,642)    (109,813,776)
------------------------------------------------------------
Net increase                     41,247,449      456,398,986
------------------------------------------------------------

                                      Six months ended
                                        March 31, 1997
------------------------------------------------------------
Class B                            Shares           Amount
------------------------------------------------------------
Shares sold                      23,901,052      290,072,923
------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                         7,867           92,667
------------------------------------------------------------
                                 23,908,919      290,165,590

Shares
repurchased                      (4,985,573)     (60,628,799)
------------------------------------------------------------
Net increase                     18,923,346      229,536,791
------------------------------------------------------------

                                         Year ended
                                     September 30, 1996
------------------------------------------------------------
Class B                            Shares           Amount
------------------------------------------------------------
Shares sold                      51,924,757      576,251,556
------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                         3,355           34,157
------------------------------------------------------------
                                 51,928,112      576,285,713

Shares
repurchased                      (3,242,679)     (36,661,422)
------------------------------------------------------------
Net increase                     48,685,433      539,624,291
------------------------------------------------------------

                                       Six months ended
                                        March 31, 1997
------------------------------------------------------------
Class M                            Shares           Amount
------------------------------------------------------------
Shares sold                       1,917,348       23,241,099
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         2,142           25,303
------------------------------------------------------------
                                  1,919,490       23,266,402

Shares
repurchased                        (472,443)      (5,777,155)
------------------------------------------------------------
Net increase                      1,447,047       17,489,247
------------------------------------------------------------

                                          Year ended
                                      September 30, 1996
------------------------------------------------------------
Class M                             Shares           Amount
------------------------------------------------------------
Shares sold                       4,702,306       52,031,046
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                           397            4,044
------------------------------------------------------------
                                  4,702,703       52,035,090

Shares
repurchased                        (341,863)      (3,878,470)
------------------------------------------------------------
Net increase                      4,360,840       48,156,620
------------------------------------------------------------

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Tim Ferguson
Vice President

Brett C. Browchuk
Vice President

Robert J. Swift
Vice President and Fund Manager

Kelly Morgan
Vice President and Fund Manager

Thomas R. Haslett
Vice President and Fund Manager

J. Peter Grant
Vice President and Fund Manager

Ami Kuan Danoff
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam International New Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109


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Putnam
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32898-539/2AH/2AI   5/97